Organization and principal activities - Income Statement and Cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable interest entity
Total revenue	¥ 942,380	$ 147,880	¥ 2,451,287	¥ 3,599,436
Net income (loss)	(1,171,165)	(183,780)	(220,288)	(510,387)
Net cash provided by (used in) operating activities	(60,618)	(9,513)	(324,995)	118,511
Net cash (used in) provided by investing activities	(43,725)	(6,861)	5,848	(151,809)
Net cash provided by (used in) financing activities	(307,129)	(48,195)	(46,557)	593,436
Net increase (decrease) in cash, cash equivalents and restricted cash	(419,792)	(65,875)	(397,842)	539,654
Cash, cash equivalents and restricted cash at the beginning of the year	936,030	146,884	1,333,872	794,218
Cash, cash equivalents and restricted cash at the end of the year	516,238	$ 81,009	936,030	1,333,872
Base commission from transactions
Variable interest entity
Total revenue	821,899		2,223,685	3,454,957
Base commission from transactions | Sales Commitment Arrangements
Variable interest entity
Total revenue			22,077
Sales Incentive | Sales Commitment Arrangements
Variable interest entity
Total revenue	2,861		2,009
VIE
Variable interest entity
Total revenue	905,284		2,450,937	3,599,436
Net income (loss)	(1,031,939)		(83,285)	(520,230)
Net cash provided by (used in) operating activities	(20,162)		(312,630)	103,298
Net cash (used in) provided by investing activities	(43,725)		14,500	(206,192)
Net cash provided by (used in) financing activities	(167,363)		134,964	329,000
Net increase (decrease) in cash, cash equivalents and restricted cash	(231,250)		(163,166)	226,106
Cash, cash equivalents and restricted cash at the beginning of the year	483,123		646,289	420,183
Cash, cash equivalents and restricted cash at the end of the year	¥ 251,873		¥ 483,123	¥ 646,289